Promissory notes payable and Convertible Debentures (Details Narrative)							1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 06, 2022 USD ($)	Jun. 17, 2022 USD ($)	Mar. 03, 2022 USD ($)	Jan. 28, 2022 USD ($)	Jan. 07, 2022 USD ($)	Sep. 22, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 15, 2022 USD ($)	Jan. 28, 2022 $ / shares	Dec. 20, 2021 USD ($)
Short-Term Debt [Line Items]
Promissory notes payable									$ 1,500,000	$ 2,500,000
Interest expense									16,466
Interest payable									384,041	102,740
Project finance package convertible debenture													$ 50,000,000
Convertible debt		$ 66,000,000
Subsequently increased debt													6,000,000
Project financing fee													51,000,000
Gain on extinguishment										(56,146)
Debenture fair value other comprehensive income									1,140,537
Interest expense, debt									$ 3,382,559	102,740
Funding stream description									If the Company draws the maximum funding of $37,000,000, the Stream would apply to 10% of payable metals sold until a minimum quantity of metal is delivered consisting of, individually, 55 million pounds of zinc, 35 million pounds of lead, and 1 million ounces of silver (subsequently amended, as described below). Thereafter, the Stream would apply to 2% of payable metals sold. If the Company elects to draw less than $37,000,000 under the Stream, the percentage and quantities of payable metals streamed will adjust pro-rata. The delivery price of streamed metals will be 20% of the applicable spot price. The Company may buy back 50% of the Stream Amount at a 1.40x multiple of the Stream Amount between the second and third anniversary of the date of funding, and at a 1.65x multiple of the Stream Amount between the third and fourth anniversary of the date of funding. As of December 31, 2022, the Stream had not been advanced.
Interest Expense, Other									$ 72,304
Minimum [Member]
Short-Term Debt [Line Items]
Debt amount available under stream									27,000,000
Maximum [Member]
Short-Term Debt [Line Items]
Debt amount available under stream									37,000,000
Other Comprehensive Income (Loss) [Member]
Short-Term Debt [Line Items]
Debenture fair value other comprehensive income									253,875
Consolidated Balance Sheets [Member]
Short-Term Debt [Line Items]
Interest expense									2,092,065
Interest payable									691,890
Convertible Debt [Member]
Short-Term Debt [Line Items]
Loan amount		$ 15,000,000		$ 6,000,000
Maturity date, description				maturity date would be amended from July 7, 2023 to March 31, 2025
Increase in debt				$ 5,000,000
Interest rate		10.50%		7.50%
Debt instrument convertible conversion price | $ / shares												$ 0.30
Gain on convertible debt									179,046
Convertible Debt [Member] | 3 Quartely Payments Beginning June 30, 2024 [Member]
Short-Term Debt [Line Items]
Periodic payment on maturity date		$ 2,000,000
Convertible Debt [Member] | Maturity Date [Member]
Short-Term Debt [Line Items]
Periodic payment on maturity date		9,000,000
Bridge Loan [Member]
Short-Term Debt [Line Items]
Loan amount	$ 5,000,000
Loan description	The Bridge Loan bears interest at a rate of 10.5% per annum and matures at the earlier of (i) the advance of the Stream, or (ii) June 30, 2024
Increase in quantity delivered	5.00%
Bridge Loan [Member] | Consolidated Balance Sheets [Member]
Short-Term Debt [Line Items]
Interest payable									53,985
Interest expense, debt									70,404
Multi-metal Stream [Member]
Short-Term Debt [Line Items]
Convertible debt													37,000,000
Non Convertible Promissory Notes Payable [Member]
Short-Term Debt [Line Items]
NotesPayable						$ 2,500,000	$ 500,000	$ 500,000			$ 500,000
Interest rate						15.00%
Maturity date						Mar. 15, 2022
Purchased a land parcel			$ 202,000
Promissory notes payable							1,500,000	1,500,000
Interest expense									281,301	$ 102,740
RCD Note [Member]
Short-Term Debt [Line Items]
Interest rate					9.00%
Convertible debt							$ 8,000,000	8,000,000					8,000,000
Loan amount					$ 8,000,000
Royalty percentage					1.85%
Maturity date, description							maturity date from July 7, 2023 to March 31, 2025
Convertible Debenture [Member]
Short-Term Debt [Line Items]
Convertible debt													$ 5,000,000
Convertible Debenture One [Member]
Short-Term Debt [Line Items]
Convertible debt		$ 15,000,000
Convertible Debentures [Member]
Short-Term Debt [Line Items]
Gain on extinguishment									$ 607,261
Series 2 Convertible Debenture [Member]
Short-Term Debt [Line Items]
Indebtedness of debt								$ 15,000,000